Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	450,000,000	450,000,000
Common Stock, Shares, Issued	180,299,695	133,403,931
Common Stock, shares, Outstanding	180,299,695	133,403,931